Label	Element	Value
[RiskReturnAbstract]	rr_RiskReturnAbstract
Document Type	dei_DocumentType	Other
Document Period End Date	dei_DocumentPeriodEndDate	Dec. 31, 2012
Registrant Name	dei_EntityRegistrantName	Eaton Vance Special Investment Trust
Central Index Key	dei_EntityCentralIndexKey	0000031266
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Oct. 01, 2013
Document Effective Date	dei_DocumentEffectiveDate	Oct. 01, 2013
Prospectus Date	rr_ProspectusDate	May 01, 2013
Eaton Vance Commodity Strategy Fund
[RiskReturnAbstract]	rr_RiskReturnAbstract
Supplement [Text Block]	EVSIT_SupplementTextBlock

EATON VANCE COMMODITY STRATEGY FUND

Supplement to Prospectus dated May 1, 2013

1.

The following amendments to the Prospectus are effective immediately:

a.   The following replaces the first paragraph under “Principal Investment Strategies” in “Fund Summary”:

Under normal market conditions, the Fund pursues its investment objective by (i) gaining exposure to a broad-based basket of commodities through commodity-linked derivative instruments, and (ii) seeking to generate excess returns by investing in long and short positions in (a) selected commodity-linked derivative instruments; (b) inflation-linked securities and derivatives; and (c) corporate and sovereign bonds of U.S. and foreign issuers, including those located in emerging markets.  In addition, the Fund may invest in long and short equity exposures up to a gross notional amount of 10% of its total net assets.  The Fund may invest up to 33% of its total assets in securities denominated in foreign currencies and may invest beyond this limit in U.S. dollar-denominated securities of foreign issuers.

b.

  The following paragraph is added under “Principal Risks” in “Fund Summary”:

Equity Investing Risk. The Fund’s shares may be sensitive to stock market volatility and the stocks in which the Fund invests may be more volatile than the stock market as a whole.  The value of equity investments and related instruments may decline in response to conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency, interest rate and commodity price fluctuations, as well as issuer or sector specific events.  Market conditions may affect certain types of stocks to a greater extent than other types of stocks.  If the stock market declines, the value of Fund shares will also likely decline and although stock values can rebound, there is no assurance that values will return to previous levels  Preferred stocks may also be sensitive to changes in interest rates.  When interest rates rise, the value of preferred stocks will generally fall.

2. Effective November 1, 2013, the following replaces the second paragraph under “Class I Shares” in “Purchasing Shares”:

The minimum initial investment is waived for persons affiliated with Eaton Vance, its affiliates and certain Fund service providers (as described in the Statement of Additional Information).  The minimum initial investment also is waived for:

(i) permitted exchanges; (ii) qualified plans; (iii) corporations, endowments and foundations with assets of at least $100 million; and (iv) individual accounts of a financial intermediary that charges an ongoing fee for its services or offers Class I shares through a no-load network or platform (in each case, as described above), provided the aggregate value of such accounts invested in Class I shares is at least $250,000 (or is anticipated by the principal underwriter to reach $250,000).

October 1, 2013	7630-10/13 CSPS

Eaton Vance Commodity Strategy Fund | Class A
[RiskReturnAbstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	EACSX
Eaton Vance Commodity Strategy Fund | Class C
[RiskReturnAbstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	ECCSX
Eaton Vance Commodity Strategy Fund | Class I
[RiskReturnAbstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	EICSX